Cash and cash equivalents (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	R$ 137,653,000	R$ 291,194,000
Cash equivalents	220,781,000	132,072,000
Cash and cash equivalents	R$ 358,434,000	R$ 423,266,000	R$ 271,607,000	R$ 118,918,000
Percentage on interbank deposit certificate	104.00%